Shareholder Report, Holdings (Details) - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Feb. 28, 2026
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.62%
Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.89%)
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)